Transactions with Related Parties, Property Lease Agreement - 20F (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property Lease Agreement [Abstract]
Expense from transactions with related party	$ 0	$ 70	$ 70	$ 309	$ 412
Waterfront S.A. [Member] | Rent Expense for Property Lease Agreement for Executive Offices [Member]
Property Lease Agreement [Abstract]
Number of months of rent guarantee				3 months
Rent guarantee				$ 55
Expense from transactions with related party	$ 0	$ 70	$ 70	$ 309	$ 412